Expense Example - Nomura Japan Equity ETF - Nomura Japan Equity ETF - ETF	Mar. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 50
Expense Example, with Redemption, 3 Years	$ 157